Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended		15 Months Ended	20 Months Ended	23 Months Ended	25 Months Ended	32 Months Ended	38 Months Ended	49 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000205376
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
C000205375
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
C000210451
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Russell 2000 Covered Call ETF
C000221195
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Nasdaq 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
C000221194
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
C000228848
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Risk Managed Income ETF
C000228854
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Risk Managed Income ETF
C000234113
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Dow 30<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
C000238169
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Russell 2000 Covered Call & Growth ETF
C000234110
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Financials Covered Call & Growth ETF
C000234111
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Health Care Covered Call & Growth ETF
C000234112
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Information Technology Covered Call & Growth ETF
C000240938
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Nasdaq 100 ESG Covered Call ETF
C000240946
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X S&P 500 ESG Covered Call ETF
C000243329
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Dow 30<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
C000245111
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X MSCI Emerging Markets Covered Call ETF
C000249080
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X S&P 500 Quality Dividend Covered Call ETF
C000249082
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X MLP & Energy Infrastructure Covered Call ETF
Without Sales Load [Member] | C000205376
Average Annual Return [Line Items]
Average Annual Return, Percent			17.72%								6.24%		6.60%
Without Sales Load [Member] | C000205375
Average Annual Return [Line Items]
Average Annual Return, Percent			21.73%								7.20%		8.18%
Without Sales Load [Member] | C000210451
Average Annual Return [Line Items]
Average Annual Return, Percent			12.30%								2.91%	3.70%
Without Sales Load [Member] | C000221195
Average Annual Return [Line Items]
Average Annual Return, Percent			30.15%							12.39%
Without Sales Load [Member] | C000221194
Average Annual Return [Line Items]
Average Annual Return, Percent			27.47%							12.07%
Without Sales Load [Member] | C000228848
Average Annual Return [Line Items]
Average Annual Return, Percent			14.48%						(0.85%)
Without Sales Load [Member] | C000228854
Average Annual Return [Line Items]
Average Annual Return, Percent			14.10%						0.30%
Without Sales Load [Member] | C000234113
Average Annual Return [Line Items]
Average Annual Return, Percent			13.86%					5.12%
Without Sales Load [Member] | C000238169
Average Annual Return [Line Items]
Average Annual Return, Percent			23.12%				7.69%
Without Sales Load [Member] | C000234110
Average Annual Return [Line Items]
Average Annual Return, Percent			30.17%			11.29%
Without Sales Load [Member] | C000234111
Average Annual Return [Line Items]
Average Annual Return, Percent			15.20%			6.41%
Without Sales Load [Member] | C000234112
Average Annual Return [Line Items]
Average Annual Return, Percent			27.98%			26.41%
Without Sales Load [Member] | C000240938
Average Annual Return [Line Items]
Average Annual Return, Percent			22.73%		19.18%
Without Sales Load [Member] | C000240946
Average Annual Return [Line Items]
Average Annual Return, Percent			19.16%		12.08%
Without Sales Load [Member] | C000243329
Average Annual Return [Line Items]
Average Annual Return, Percent			21.13%	11.35%
Without Sales Load [Member] | C000245111
Average Annual Return [Line Items]
Average Annual Return, Percent		10.30%
Without Sales Load [Member] | C000249080
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%
Without Sales Load [Member] | C000249082
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%								15.27%		13.00%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%								15.27%		13.00%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%								15.27%	14.84%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%							15.80%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%							15.80%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%						9.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%						9.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%					13.58%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%				23.65%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%			22.66%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%			22.66%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%			22.66%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%		25.24%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%		25.24%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%	20.87%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent		19.36%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent	10.72%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent	10.72%
Cboe S&P 500 BuyWrite Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 BuyWrite Index^
Average Annual Return, Percent			18.52%								7.03%		7.03%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ -100 Index (USD)
Average Annual Return, Percent			39.19%								20.73%		18.12%
Cboe NASDAQ-100 BuyWrite V2 Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe NASDAQ-100 BuyWrite V2 Index^
Average Annual Return, Percent			22.52%								7.95%		9.11%
Cboe Russell 2000 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe Russell 2000 BuyWrite Index
Average Annual Return, Percent			13.26%								3.60%	4.49%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index (USD)
Average Annual Return, Percent			34.07%								8.50%	7.72%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ -100 Index (USD)
Average Annual Return, Percent			39.19%							16.54%
Cboe Nasdaq 100 Half BuyWrite V2 Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe Nasdaq 100 Half BuyWrite V2 Index (net)
Average Annual Return, Percent			30.84%							13.04%
Cboe S&P 500 Half BuyWrite Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 Half BuyWrite Index (net)
Average Annual Return, Percent			28.08%							12.86%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ -100 Index (USD)
Average Annual Return, Percent			39.19%						9.32%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Monthly Net Credit Collar 95-100 Index
Average Annual Return, Percent			15.66%						(0.57%)
Cboe S&P 500 Risk Managed Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 Risk Managed Income Index
Average Annual Return, Percent			14.94%						0.91%
DJIA Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DJIA Index (TR) (USD)
Average Annual Return, Percent			28.85%					11.25%
DJIA CBOE BuyWrite v2 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DJIA CBOE BuyWrite v2 Index
Average Annual Return, Percent			14.79%					6.12%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index (USD)
Average Annual Return, Percent			34.07%				12.44%
Cboe Russell 2000 Half BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe Russell 2000 Half BuyWrite Index
Average Annual Return, Percent			23.67%				8.12%
Cboe S&P Financial Select Sector Half BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P Financial Select Sector Half BuyWrite Index
Average Annual Return, Percent			31.76%			12.65%
Financial Select Sector Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Financial Select Sector Index (TR) (USD)
Average Annual Return, Percent			46.35%			17.23%
Cboe S&P Health Care Select Sector Half BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P Health Care Select Sector Half BuyWrite Index
Average Annual Return, Percent			16.31%			6.81%
Health Care Select Sector Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Health Care Select Sector Index (TR) (USD)
Average Annual Return, Percent			19.91%			6.40%
Cboe S&P Technology Select Sector Half BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P Technology Select Sector Half BuyWrite Index
Average Annual Return, Percent			29.38%			27.49%
Information Technology Select Sector Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Information Technology Select Sector Index (TR) (USD)
Average Annual Return, Percent			36.68%			32.69%
NASDAQ -100 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ -100 Index (USD)
Average Annual Return, Percent			39.19%		35.47%
NASDAQ -100 ESG BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ -100 ESG BuyWrite Index (USD) (TR)
Average Annual Return, Percent			23.97%		19.55%
Cboe S&P 500 ESG BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 ESG BuyWrite Index (USD) (TR)
Average Annual Return, Percent			19.69%		12.78%
Cboe DJIA Half BuyWrite Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe DJIA Half BuyWrite Index (TR) (USD)
Average Annual Return, Percent			21.28%	11.50%
DJIA Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DJIA Index (TR) (USD)
Average Annual Return, Percent			28.85%	16.05%
Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)
Average Annual Return, Percent		11.82%
Cboe QDIV ATM BuyWrite Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe QDIV ATM BuyWrite Index (TR) (USD)
Average Annual Return, Percent	(0.44%)
Cboe MLPX ATM BuyWrite Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe MLPX ATM BuyWrite Index (TR) (USD)
Average Annual Return, Percent	3.37%